OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
Short-term deposits	$ 1,588	$ 1,858
Other assets from non-monetary transactions	1,736	3,142
Input VAT receivable	1,955
Loan receivable from a third party	1,732
Interest receivable	438	248
Advances to employees	418	347
Prepaid agency fees	262	395
Other prepaid expenses	1,659	637
Total other current assets	$ 9,788	$ 6,627